Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments Measured at Fair Value on Recurring Basis

The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total Investments Measured at Fair Value	Net Asset Value	Total Investments

Mutual funds	$296,914,418	$-	$-	$296,914,418	$-	$296,914,418
Black Hills Corporation common stock	17,572,606	-	-	17,572,606	-	17,572,606
Self-directed brokerage accounts - PCRA	25,570,340	13,897,377	-	39,467,717	-	39,467,717
Common collective trust funds	-	-	-	-	557,833,812	557,833,812
Total investments	$340,057,364	$13,897,377	$-	$353,954,741	$557,833,812	$911,788,553

	December 31, 2024
	Level 1	Level 2	Level 3	Total Investments Measured at Fair Value	Net Asset Value	Total Investments

Mutual funds	$265,983,973	$-	$-	$265,983,973	$-	$265,983,973
Black Hills Corporation common stock	14,676,035	-	-	14,676,035	-	14,676,035
Self-directed brokerage accounts - PCRA	24,851,108	11,480,762	-	36,331,870	-	36,331,870
Common collective trust funds	-	-	-	-	472,451,352	472,451,352
Total investments	$305,511,116	$11,480,762	$-	$316,991,878	$472,451,352	$789,443,230